August 11, 2020 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20002

RE: The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the Waycross Independent Trust (File Nos. 333-239562 and 811-23581)

Ladies and Gentlemen:

On behalf of Waycross Independent Trust (the “Trust”), we enclose Pre-Affective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment is being filed to incorporate changes to the Registration Statement in response to the written comment letter from the staff of the Commission (the “Staff”) dated July 28, 2020. The Trust submitted its response via EDGAR under separate cover addressing the Staff’s written comment letter.

Pursuant to Rule 461 under the Securities Act of 1933, as amended (the “1933 Act”), the Trust and Ultimus Fund Distributors, LLC (the “Underwriter”), as the principal underwriter of the shares of the Trust, hereby request that the Commission declare the Trust’s Registration Statement on Form N-1A effective at 8:00 a.m. on Friday, August 14, 2020, or as soon as practicable thereafter.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
Vice President
Waycross Independent Trust

/s/ Stephen L. Preston
Name: Stephen L. Preston
Title: Chief Compliance Officer
Ultimus Fund Distributors, LLC

BO JAMES HOWELL ● PARTNER

6224 Turpin Hills Drive ● Cincinnati, OH 45224 ● p: 509.279.8202

Practus, LLP ● Bo.Howell@Practus.com ● Practus.com